FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2007

                  Date of reporting period: June 30, 2007


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)







                              Cash Assets Trust
                             Schedule of Investments
                                December 31, 2007
                                   (unaudited)

                                Principal                  Security
                                 Amount                   Description                                    Value  (a)
Commercial Paper (42.4%)
Banks  (11.6%):
                             $  15,000,000  Barclays US Funding Corp., 4.90%, 01/18/08           $        14,965,292
                                20,000,000  Calyon NA, Inc., 5.17%, 01/08/08                              19,979,875
                                15,000,000  Citigroup, Inc., 4.68%, 01/08/08                              14,986,350

                                                                                                  -------------------
                                                                                                          49,931,517
                                                                                                  -------------------
Brokerage  (11.8%):
                                18,000,000  Goldman Sachs CP, 4.82%, 02/06/08                             17,913,240
                                18,000,000  Merrill Lynch & Co., 4.78%, 02/08/08                          17,909,180
                                15,000,000  Morgan Stanley Dean Witter, 5.05%, 03/18/08                   14,837,979

                                                                                                  -------------------
                                                                                                           50,660,399
                                                                                                  -------------------
Finance  (15.5%):
                                18,000,000  AIG Funding, Inc., 4.83%, 01/30/08                            17,929,965
                                15,000,000  American Express Credit Corp., 4.71%, 01/11/08                14,980,375
                                15,000,000  General Electric Capital Corp., 4.47%, 04/18/08               14,798,850
                                19,000,000  Swedish Export Credit Corp., 4.78%, 01/17/08                  18,959,636

                                                                                                  -------------------
                                                                                                          66,668,826
                                                                                                  -------------------
Insurance  (3.5%):
                                15,000,000  Prudential Funding Corp., 4.60%, 01/10/08                     14,982,750
                                                                                                  -------------------

Total Commercial Paper                                                                                   182,243,492
                                                                                                  -------------------

U. S. Government Agency Obligations (27.4%):
                                44,000,000  Federal Home Loan Bank, 3.25%, 01/02/08                       43,996,028
                                75,000,000  Federal Home Loan Bank, 4.17%, 05/02/08                       73,940,125

                                                                                                  -------------------
Total U. S. Government Agency Obligations                                                                117,936,153
                                                                                                  -------------------

Certificate of Deposit  (4.6%):
                                 20,000,000  Societe Generale N.A., Inc., 5.38%, 06/09/08                 20,000,000
                                                                                                  -------------------

Repurchase Agreements  (25.6%):
                                 77,000,000  Bank of America, 4.00%, 01/02/08                             77,000,000
                                             (Proceeds of $77,017,111 to be received
                                             at maturity, Collateral: $78,550,610
                                             Federal Home Bank 4.865% due 05/25/12;
                                             the collateral fair value plus interest
                                             receivable equals $78,550,610,000)

                                 33,000,000  Societe Generale, 3.00%, 01/02/08                            33,000,000
                                             (Proceeds of $33,005,500 to be received
                                             at maturity, Collateral: $34,319,445
                                             Federal Home Loan Mortgage Corp. discount
                                             note due 06/23/08; the collateral fair
                                             value equals $34,319,445)

                                                                                                  -------------------
Total Repurchase Agreements                                                                              110,000,000
                                                                                                  -------------------


Total Investments (Amortized Cost $430,179,645*)  - 100.0%                                               430,179,645

Other assets less liabilities -   0.0%                                                                       (91,637)
                                                                                                  -------------------
NET ASSETS   -   100.0%                                                                           $      430,088,008
                                                                                                  ===================
------------


* Cost for Federal income tax and financial reporting purposes is identical.

                                                    Percent of
           Portfolio Distribution (unaudited)       Portfolio

           Commercial Paper                            42.4 %

           U. S. Government
           Obligations                                 27.4

           Certificate of Deposit                       4.6

           Repurchase Agreements                       25.6
                                                       ------

                                                       100.0 %
                                                       ======

                 See accompanying notes to financial statements.

                                Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.




                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                December 31, 2007
                                   (unaudited)

                                                                                        Moody's/S&P
             Principal                                 Security                           Ratings
               Amount                                 Description                       (unaudited)        Value(a)
               ------                                 -----------                       -----------        --------
MUNICIPAL BONDS (99.1%):

CALIFORNIA (0.4%):
                              ABAG Financial Authority for Nonprofit Corps.
                              California Multi-Family Revenue Bond, Prerefunded
                              to 07/01/08 @102, AMT
            $     1,010,000   5.500%, 07/01/19                                             NR/AAA           $ 1,040,418
                                                                                                          ---------------

COLORADO (1.5%):
                              Colorado Housing & Finance
                              Authority Revenue Bond, Class I,
                              Series A-1, Weekly Reset VRDO*,
                              SPA: FHLB
                   4,360,000  3.450%, 10/01/30                                           VMIG1/A-1+           4,360,000
                                                                                                          ---------------

FLORIDA (1.4%):
                              Sarasota County, FL Pub. Hosp. Revenue Bond,
                              Daily Reset VRDO*, AMBAC Insured
                   4,200,000  3.800%, 07/01/37                                             Aaa/NR             4,200,000
                                                                                                          ---------------

GEORGIA (0.4%):
                              Columbia County, GA, Prerefunded
                   1,000,000  5.625%, 02/01/20                                             Aa2/AA             1,021,563
                                                                                                          ---------------

HAWAII (30.4%):
                              City and County Honolulu, HI, Commercial Paper
                  15,000,000  3.430%, 01/03/08                                             P-1/A1-           15,000,000
                   2,000,000  3.650%, 02/05/08                                             P-1/A1-            2,000,000
                   2,300,000  3.410%, 02/05/08                                             P-1/A1-            2,300,000

                              City & County Honolulu, HI, GO Bond, Series B,
                              MBIA Insured

                     200,000  5.000%, 07/01/08                                             Aaa/AAA              201,147

                              City & County Honolulu, HI GO Bond, Series W,
                              LOC: Westdeutsche Landesbank
                   7,100,000  3.730%, 02/05/08                                             P-1/A1+            7,100,000

                              Hawaii State Department of Budget and Finance
                              Special Purpose Revenue Bond (Palama Meat Company)
                              Series A, Weekly Reset VRDO*, Wells Fargo Insured, AMT
                   6,500,000  3.550%, 10/31/29                                             NR/AAA             6,500,000

                              Hawaii State Department of Budget and Finance
                              Special Purpose Revenue Bond (Queen's Health
                              Systems) Series A,  Weekly Reset VRDO*, SPA:
                              Bank of Nova Scotia, AMBAC Insured
                   4,600,000  3.240%, 07/01/29                                           VMIG1/A-1+           4,600,000

                              Hawaii State Department of Budget and
                              Finance Special Purpose Revenue Bond (Queens Health
                              Systems) Series C, Weekly Reset VRDO*, SPA:
                              Bank of America N.A., AMBAC Insured
                  37,335,000  3.300%, 07/01/28                                            MIG1/AAA           37,335,000

                              Hawaii State, GO Bonds,  Series C, Refunding, FSA Insured

                     250,000  5.125%, 02/01/08                                             Aaa/AAA              250,312

                              Hawaii State, GO Bond, Series CL, MBIA Insured
                   1,000,000  6.000%, 03/01/08                                             Aaa/AAA            1,003,757

                              Hawaii State, GO Bond, Series CN, FGIC Insured
                   1,050,000  6.250%, 03/01/08                                             Aaa/AAA            1,054,305

                              Hawaii State GO Bond, Series CR, MBIA Insured, ETM
                   2,015,000  5.750%, 04/01/08                                             Aaa/AAA            2,026,529

                              Hawaii State, GO Bond, Series CR, MBIA Insured,
                              Prerefunded to 04/01/08 @ 101, Collateral: US
                              Government Securities

                     700,000  5.250%, 04/01/12                                             Aaa/AAA              709,730
                   1,050,000  4.750%, 04/01/18                                             Aaa/AAA            1,063,142

                              Hawaii State, GO Bond, Series CS, MBIA Insured
                   4,000,000  5.000%, 04/01/08                                             Aaa/AAA            4,012,330

                              Hawaii State, GO Bond, Series CZ, FSA Insured
                   1,000,000  5.000%, 07/01/08                                             Aaa/AAA            1,006,493

                              Hawaii State, GO Bond, Series DB
                   1,000,000  4.000%, 09/01/08                                             Aaa/AAA            1,002,059

                              Hawaii State Highway Revenue, FGIC Insured
                              Prerefunded to 07/01/08 @ 101

                   1,100,000  5.000%, 07/01/16                                             Aaa/AAA            1,117,988

                                                                                                         ---------------
                                                                                                             88,282,792
                                                                                                          ---------------
ILLINOIS (4.9%):
                              Chicago, IL GO Bonds,
                               Series B, Weekly Reset
                              VRDO*, SPA: Landesbank Baden-Wurttemberg, FGIC Insured
                   6,000,000  3.440%, 01/01/37                                           VMIG1/A-1+           6,000,000

                              Peoria County, IL Community Unit School
                              District No. 323, GO Bond Weekly Reset VRDO*, FSA
                              Insured
                   6,650,000  3.150%, 04/01/26                                             Aaa/NR             6,650,000

                              Romeoville, IL Revenue Bond, Daily Reset VRDO*
                   1,600,000  3.750%, 10/01/36                                             Aaa/NR             1,600,000

                                                                                                          ---------------
                                                                                                             14,250,000
                                                                                                          ---------------

MICHIGAN (6.9%):
                              Eastern Michigan University,
                              University Revenue Bond, Daily
                              Reset VRDO*, FGIC Insured, SPA: FGIC-SPI
                   9,500,000  3.780%, 06/01/27                                            Aaa/A-1+            9,500,000

                              Macomb Township, MI Building Authority, Revenue
                              Bond, FGIC Insured, Prerefunded to 04/01/08
                              @101, Collateral: State & Local  Government Series 100%
                   1,000,000  6.000%, 04/01/27                                             Aaa/AAA            1,015,593

                              Michigan State Hospital Financial Authority
                              Revenue Bond, Daily Reset VRDO*
                   1,315,000  3.760%, 11/01/18                                             Aa2/AA             1,315,000

                              Michigan Technological University Revenue
                              Bond, Weekly Reset VRDO*, AMBAC Insured
                   5,500,000  3.500%, 10/01/18                                             Aaa/AAA            5,500,000

                              Northern Michigan University Revenue Bond,
                              Daily Reset VRDO*, SPA: DEPFA Bank PLC, AMBAC Insured
                   2,625,000  3.780%, 12/01/35                                             Aaa/AAA            2,625,000

                                                                                                          ---------------
                                                                                                             19,955,593
                                                                                                          ---------------

MINNESOTA (3.6%):
                              Oak Park Heights, MN Multi-Family Revenue Bond,
                              Weekly Reset VRDO*, Federal Home Loan Mortgage
                              Corp. Insured
                   6,495,000  3.500%, 11/01/35                                             Aaa/NR             6,495,000

                              St. Louis Park, MN Multi-Family Revenue Bond,
                              Weekly Reset VRDO*, Federal Home Loan Mortgage
                              Corp. Insured
                   4,000,000  3.500%, 08/01/34                                             Aaa/NR             4,000,000

                                                                                                          ---------------
                                                                                                              10,495,000
                                                                                                          ---------------

MISSOURI (13.7%):
                              Kansas City, MO Industrial
                              Development Authority Revenue
                              Bond, (Ewing Marion Kaufman
                              Foundation), Daily Reset VRDO*
                  10,860,000  3.750%, 04/01/27                                             NR/A-1+           10,860,000

                              Missouri State Development Financial Board Lease
                              Revenue Bond, Daily Reset VRDO*
                   5,000,000  3.750%, 06/01/33                                             Aa1/NR             5,000,000

                              Missouri State Health & Educational Facilities
                              Authority Revenue Bond, Daily Reset VRDO*
                   1,300,000  3.750%, 06/01/26                                             NR/AAA             1,300,000

                              Missouri State Health & Educational Facilities
                              Authority Revenue Bond, Daily Reset VRDO*
                   2,500,000  3.750%, 11/01/32                                             NR/AA+             2,500,000

                              Missouri State, Health & Educational
                              Facilities Authority Revenue Bond
                              (St. Louis University), Series B, Daily
                               Reset VRDO*, SPA: Bank of
                              America N.A.
                   6,550,000  3.780%, 10/01/24                                           VMIG1/A-1+           6,550,000

                              Missouri State, Health & Educational Facilities
                              Authority Revenue Bond (Washington University),
                              Series B, SPA: JPMorgan Chase Bank NA, Daily Reset VRDO*
                   6,000,000  3.750%, 03/01/40                                           VMIG1/A-1+           6,000,000

                              Missouri State Health & Educational Facilities
                              Authority Educational Facilities Revenue Bond,
                              St. Louis University, SPA: US Bank NA, Daily Reset, VRDO*

                     760,000  3.780%, 07/01/32                                              A1/NR               760,000

                              Missouri State Health & Educational Facilities
                              Authority Revenue Bond, Washington University,
                              Series A, SPA: Dexia Credit Local, Daily Reset, VRDO*
                   3,250,000  3.750%, 02/15/34                                             Aaa/AAA            3,250,000

                              University of Missouri Revenues System Facilities
                              Series A, Daily Reset VRDO*
                   1,100,000  3.750%, 11/01/31                                             Aa2/AA             1,100,000

                              University of Missouri University System Facilities
                              Revenue Bond, Series B, Daily Reset VRDO*
                   2,300,000  3.750%, 11/01/30                                           VMIG1/A-1+           2,300,000

                                                                                                          ---------------
                                                                                                             39,620,000
                                                                                                          ---------------

MONTANA (1.0%):
                              Montana State Health Facilities Authority Revenue
                              Bond, Weekly Reset VRDO*, FGIC Insured
                   3,020,000  3.500%, 12/01/15                                             Aaa/AAA            3,020,000
                                                                                                          ---------------

NEBRASKA (1.1%):
                              Lancaster County, NE Hospital Authority No.1
                              Revenue Bond, Daily Reset VRDO*, AMBAC Insured
                   1,165,000  3.780%, 06/01/18                                             Aaa/NR             1,165,000

                              Nebraska Investment Financial Authority Health
                              Facilities Revenue Bond, Prerefunded to 02/15/08
                              @102
                   1,000,000  5.000%, 08/15/11                                             Aaa/AAA            1,022,355

                              Nebraska Public Power District Revenue Bond,
                              Prerefunded 2005, Series A, Prerefunded to 01/01/08
                              @101, Collateral: U.S. Treasury Obligations, MBIA Insured
                     910,000  5.250%, 01/01/11                                             Aaa/AAA              919,100

                                                                                                          ---------------
                                                                                                              3,106,455
                                                                                                          ---------------

NEVADA (4.1%):
                              Clark County, NV Airport Revenue
                              Bond, Series C, Weekly Reset
                              VRDO*, SPA: Landesbank Baden-Wurttemberg,
                              FGIC Insured
                  10,100,000  3.470%, 07/01/29                                           VMIG1/A-1+          10,100,000

                              Henderson, NV Health Care Facilities Revenue
                              Bond, Prerefunded to 07/01/08 @101
                   1,670,000  5.250%, 07/01/18                                              A2/A              1,705,685

                                                                                                         ---------------
                                                                                                             11,805,685
                                                                                                         ---------------

NEW YORK (4.1%):
                              Long Island, NY Power Authority
                              Revenue Bond, Series 1A, Weekly
                              Reset VRDO*, LOC:  80% Bayerische Landesbank;
                              20% Landesbank Baden-Wurttemberg
                   9,000,000  3.350%, 05/01/33                                           VMIG1/A-1+           9,000,000

                              New York City, NY Transitional Finance
                              Authority Revenue Bond, Daily Reset VRDO*
                   3,000,000  3.700%, 11/01/22                                             Aa2/AAA            3,000,000

                                                                                                          ---------------
                                                                                                             12,000,000
                                                                                                          ---------------
NORTH CAROLINA (5.8%):
                              Concord, NC Utility Systems
                              Revenue Bond, Series B, Weekly
                              Reset VRDO*, SPA: Wachovia Bank, FSA Insured
                   9,720,000  3.460%, 12/01/22                                            VMIG1/NR            9,720,000

                              Durham, NC Public Improvement Project GO Bond,
                              Weekly Reset VRDO*, SPA: Wachovia Bank of North
                              Carolina
                   1,425,000  3.470%, 02/01/09                                           VMIG1/A-1+           1,425,000
                   2,975,000  3.470%, 02/01/11                                           VMIG1/A-1+           2,975,000
                   1,270,000  3.470%, 02/01/12                                           VMIG1/A-1+           1,270,000
                   1,475,000  3.470%, 02/01/13                                           VMIG1/A-1+           1,475,000

                                                                                                          ---------------
                                                                                                             16,865,000
                                                                                                          ---------------

PENNSYLVANIA (4.0%):
                              Geisenger Health Authority, PA Revenue
                              Bond, Daily Reset VRDO*
                   3,700,000  3.750%, 08/01/28                                             Aa2/AA             3,700,000

                              Philadelphia, PA Hospitals and Higher
                              Education Revenue Bond, Daily Reset VRDO*
                   7,900,000  3.750%, 07/01/25                                             Aa2/AA             7,900,000

                                                                                                          ---------------
                                                                                                             11,600,000
                                                                                                          ---------------

SOUTH DAKOTA (1.1%):
                              South Dakota State Health & Educational
                              Facilities Revenue Bond, Daily Reset VRDO*,
                              MBIA Insured
                   3,100,000  3.780%, 09/01/27                                             Aaa/NR             3,100,000
                                                                                                          ---------------

TENNESSEE (0.3%):
                              Knox County, TN Public Improvement, GO Bond,
                              Prerefunded to 05/01/08 @ 101, Collateral: State &
                              Local Government Series 100%

                     750,000  5.375%, 05/01/18                                             Aa2/AA               761,544
                                                                                                          ---------------

TEXAS (1.7%):
          Harris County, TX Revenue Bond, Prerefunded to 08/01/08 @100
                   3,000,000  5.000%, 08/01/33                                             Aa1/AA+            3,035,573

                              Tarrant County, TX Health Facilities Development
                              Revenue Bond, MBIA Insured Prerefunded to
                              02/15/08 @102, Collateral: State & Local
                              Government Series 100%
                   2,000,000  5.750%, 02/15/09                                             Aaa/AAA            2,044,781

                                                                                                          ---------------
                                                                                                              5,080,354
                                                                                                          ---------------

VIRGINIA (2.5%):
                              University of Virginia Revenue
                              Bond, Series A, Weekly Reset VRDO*
                   7,315,000  3.400%, 06/01/34                                           VMIG1/A-1+           7,315,000
                                                                                                          ---------------

WEST VIRGINIA (0.3%):
                              West Virginia State GO Bond, Prerefunded to
                              06/01/08 @101, FGIC Insured
                   1,000,000  5.250%, 06/01/12                                             Aaa/AAA            1,017,436
                                                                                                          ---------------


PUERTO RICO (9.9%):
                              Puerto Rico Commonwealth GO Bond, Daily
                              Reset VRDO*, FSA Insured
                   3,000,000  3.270%, 07/01/29                                             Aaa/AAA            3,000,000

                              Puerto Rico Commonwealth Highway & Transportation
                              Authority, Transportation Revenue, Series A,
                              AMBAC Insured, SPA: Bank of Nova Scotia, Weekly
                              Reset VRDO*
                   3,600,000  3.300%, 07/01/28                                             Aaa/AAA            3,600,000

                              Puerto Rico Commonwealth Highway & Transportation
                              Authority Transportation Revenue Prerefunded
                              Series A, Revenue Bond, AMBAC Insured, Prerefunded
                              to 07/01/08@ 101, Collateral: State & Local
                              Government Series 100%
                   2,675,000  5.000%, 07/01/28                                             Aaa/AAA            2,718,278

                              Puerto Rico Commonwealth Infrastructure Financing
                              Authority Revenue Bond, Series A, Prerefunded
                              to 01/01/08 @101, Collateral: U.S. Government
                              Agencies 98%; U.S. Treasury Obligations 2%, AMBAC
                              Insured
                   8,300,000  5.000%, 07/01/28                                             Aaa/AAA            8,383,000

                              Puerto Rico Commonwealth, Series A-5 GO Bond,
                              Weekly Reset VRDO*, FGIC Insured
                   5,000,000  3.350%, 07/01/32                                             Aaa/AAA            5,000,000

                              Puerto Rico Electric Power Authority Power
                              Revenue Bond, Series DD, FSA Insured, Prerefunded to
                              07/01/08 at 101.50
                   1,000,000  5.000%, 07/01/28                                             Aaa/AAA            1,022,171

                              Puerto Rico Government Development Bank Refunding
                              Adjustable Rate,  Revenue Bond, MBIA Insured,
                              SPA: Credit Suisse, Weekly Reset, VRDO*
                   5,100,000  3.180%, 12/01/15                                             Aaa/AAA            5,100,000

                                                                                                          ---------------
                                                                                                             28,823,449
                                                                                                          ---------------
               Shares
INVESTMENT COMPANIES  (2.4%):

                   5,830,000  Dreyfus Tax-Exempt Cash Management Money Market,
                              Institutional Shares                                                            5,830,000

                   1,060,000  Goldman Sachs Financial Square Tax-Free Money
                              Market Fund Institutional Shares                                                1,060,000

                                                                                                          ---------------
                                                                                                              6,890,000
                                                                                                          ---------------

                              Total Investments (Amortized Cost $294,610,289**) - 101.5%                    294,610,289
                              Other assets less liabilities- (1.5)%                                          (4,476,932)
                                                                                                          ---------------
                              NET ASSETS-100.0%                                                            $290,133,357
                                                                                                          ===============
------------

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Cost for Federal income tax and financial reporting purposes is identical.

                                                           Percent of
        Portfolio Distribution (unaudited)                  Portfolio
        ----------------------------------                  ---------
        California                                             0.4   %
        Colorado                                               1.5
        Florida                                                1.4
        Georgia                                                0.3
        Hawaii                                                30.0
        Illinois                                               4.8
        Investment Companies                                   2.3
        Michigan                                               6.8
        Minnesota                                              3.6
        Missouri                                              13.4
        Montana                                                1.0
        Nebraska                                               1.1
        Nevada                                                 4.0
        New York                                               4.1
        North Carolina                                         5.7
        Pennsylvania                                           3.9
        Puerto Rico                                            9.8
        South Dakota                                           1.1
        Tennessee                                              0.3
        Texas                                                  1.7
        Virginia                                               2.5
        West Virginia                                          0.3
                                                           ---------
                                                              100.0 %
                                                           =========

                   PORTFOLIO ABBREVIATIONS:
                   AMBAC - American Municipal Bond Assurance Corp. AMT - Alternative Minimum Tax ETM- Escrowed to Maturity FGIC - Financial Guaranty Insurance Corporation FHLB - Federal Home Loan Bank FSA - Financial Security Assurance GO- General Obligation LOC - Letter of Credit MBIA- Municipal Bond Investors Assurance NR - Not Rated SPA - Standby Bond Purchase Agreement SPI- Securities Purchase, Inc. VRDO - Variable Rate Demand Obligation

                            See accompanying notes to
                             financial statements.

                           Tax-Free Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Recent Developments- Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and insured municipal bond prices.





                           U.S. Government Securities
                                Cash Assets Trust
                             Schedule of Investments
                                December 31, 2007

                                   (unaudited)


                               Principal                  Security
                                Amount                   Description                       Value     (a)
                                ------                   -----------                       -----
U.S. Government Agencies (100.3%):
Federal Home Loan Bank (100.3%):
                          $    198,000,000            3.86%, 01/02/08                   $  197,978,743
                               124,000,000            4.50%, 01/04/08                      123,953,530
                               180,000,000            4.23%, 01/08/08                      179,851,950
                                50,000,000            4.36%, 01/11/08                       49,939,444
                               140,000,000            4.02%, 01/14/08                      139,796,767
                               100,000,000            4.31%, 01/15/08                       99,832,389
                                15,000,000            5.07%, 01/16/08                       14,968,313
                               270,000,000            4.44%, 01/18/08                      269,434,042
                               125,000,000            4.30%, 01/22/08                      124,686,458
                               130,671,000            4.48%, 02/01/08                      130,166,614
                                22,000,000            4.19%, 02/04/08                       21,912,941
                                29,040,000            4.22%, 02/06/08                       28,917,451
                               150,000,000            4.26%, 02/13/08                      149,237,347
                                80,000,000            4.28%, 02/20/08                       79,524,444
                               100,000,000            4.32%, 03/07/08                       99,208,000
                                49,000,000            4.45%, 03/12/08                       48,570,046
                                64,000,000            4.47%, 03/26/08                       63,354,756
                                                                                      -----------------
Total U.S. Government Agencies                                                           1,821,333,235
                                                                                      -----------------


Total Investments (Amortized Cost $1,821,333,235*)  - 100.3%                             1,821,333,235
Other assets less liabilities -   (0.3)%                                                    (6,125,555)
                                                                                      -----------------
NET ASSETS   -   100.0%                                                             $    1,815,207,680
                                                                                      =================
------------

* Cost for Federal income tax and financial reporting purposes is identical.

                                                Percent of
Portfolio Distribution (unaudited)              Portfolio

U.S. Government Agencies                          100.0 %
                                               ===========

                 See accompanying notes to financial statements.

                  U.S. Government Securities Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.






Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).








                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 29, 2008


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 29, 2008